CONCENTRATIONS OF RISK (Details Narrative) $ in Thousands, $ in Thousands			6 Months Ended		12 Months Ended
	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022	Dec. 31, 2021
Concentration Risk [Line Items]
Share based compensation	$ 74,360	$ 100,000			$ 55,465	$ 75,000
Bank and cash balances			$ 3,700		7,100
Credit risk			$ 3,600		$ 7,100
Revenue Benchmark [Member] | Customer [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			8.10%	8.90%	12.10%	12.10%	20.60%	28.80%
Accounts Payable [Member] | Vendor A [Member] | Customer Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk, percentage			27.00%	13.60%	17.00%	17.00%	15.20%	19.40%